UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2007

1.813034.102

LCS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.4%
Gentex Corp.	197,016	$ 3,446
Distributors - 0.1%
Li & Fung Ltd.	408,000	1,272
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	267,250	11,599
New Oriental Education & Technology Group, Inc. sponsored ADR	60,700	2,169
		13,768
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. (a)	61,900	2,163
Household Durables - 2.5%
D.R. Horton, Inc.	232,800	6,765
KB Home	67,800	3,676
La-Z-Boy, Inc.	45,300	583
M.D.C. Holdings, Inc. (d)	60,500	3,525
Ryland Group, Inc.	49,300	2,770
Standard Pacific Corp.	162,420	4,457
		21,776
Media - 1.0%
McGraw-Hill Companies, Inc.	27,600	1,851
Time Warner, Inc.	300,600	6,574
		8,425
Multiline Retail - 0.8%
Target Corp.	104,600	6,418
Tuesday Morning Corp.	37,827	630
		7,048
Specialty Retail - 3.3%
Best Buy Co., Inc. (d)	69,250	3,490
Home Depot, Inc.	385,100	15,689
Staples, Inc.	378,793	9,743
		28,922
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	22,593	1,317
TOTAL CONSUMER DISCRETIONARY		88,137
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.7%
Beverages - 1.0%
PepsiCo, Inc.	135,700	$ 8,853
Food & Staples Retailing - 1.4%
Tesco PLC Sponsored ADR	52,100	1,297
Wal-Mart Stores, Inc.	228,380	10,891
		12,188
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	800	47
Nestle SA (Reg.)	25,416	9,323
PAN Fish ASA (a)	2,030,000	2,173
		11,543
Household Products - 0.3%
Colgate-Palmolive Co.	34,100	2,329
Personal Products - 0.7%
Avon Products, Inc.	129,600	4,457
Bare Escentuals, Inc.	51,200	1,868
		6,325
TOTAL CONSUMER STAPLES		41,238
ENERGY - 9.9%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	73,600	5,081
Diamond Offshore Drilling, Inc.	44,200	3,732
GlobalSantaFe Corp.	52,000	3,017
National Oilwell Varco, Inc. (a)	79,500	4,821
Noble Corp.	54,974	4,120
Schlumberger Ltd. (NY Shares)	178,600	11,339
Smith International, Inc.	138,900	5,512
		37,622
Oil, Gas & Consumable Fuels - 5.6%
ConocoPhillips	171,700	11,403
EOG Resources, Inc.	41,600	2,876
Forest Oil Corp. (a)	76,700	2,448
Noble Energy, Inc.	18,100	967
OAO Gazprom sponsored ADR	19,275	834
Occidental Petroleum Corp.	78,200	3,625
Peabody Energy Corp.	56,100	2,291
Plains Exploration & Production Co. (a)	64,200	3,097
Quicksilver Resources, Inc. (a)	97,700	3,875
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	163,650	$ 5,022
Ultra Petroleum Corp. (a)	90,000	4,698
Valero Energy Corp.	140,500	7,626
		48,762
TOTAL ENERGY		86,384
FINANCIALS - 19.9%
Capital Markets - 3.7%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	71,400	1,342
Investors Financial Services Corp.	193,324	9,042
KKR Private Equity Investors, LP	94,800	2,228
KKR Private Equity Investors, LP Restricted Depositary Units (e)	59,500	1,398
Lazard Ltd. Class A	73,600	3,736
State Street Corp.	84,400	5,997
UBS AG (NY Shares)	138,000	8,695
		32,438
Commercial Banks - 3.5%
Commerce Bancorp, Inc., New Jersey	141,800	4,790
East West Bancorp, Inc.	48,900	1,878
Erste Bank AG	43,474	3,382
Societe Generale Series A	9,900	1,748
Standard Chartered PLC (United Kingdom)	329,685	9,457
Wachovia Corp.	156,700	8,854
		30,109
Consumer Finance - 0.4%
American Express Co.	36,630	2,133
Nelnet, Inc. Class A (a)	59,800	1,655
		3,788
Diversified Financial Services - 4.3%
Bank of America Corp.	425,000	22,347
JPMorgan Chase & Co.	290,019	14,771
		37,118
Insurance - 6.7%
ACE Ltd.	132,800	7,673
AFLAC, Inc.	117,500	5,594
American International Group, Inc.	400,612	27,422
Endurance Specialty Holdings Ltd.	125,029	4,251
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	16,900	$ 1,582
Platinum Underwriters Holdings Ltd.	159,900	4,773
RenaissanceRe Holdings Ltd.	58,500	3,116
The Chubb Corp.	76,400	3,976
		58,387
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	133,800	5,818
IndyMac Bancorp, Inc.	90,000	3,500
Radian Group, Inc.	33,700	2,029
		11,347
TOTAL FINANCIALS		173,187
HEALTH CARE - 14.2%
Biotechnology - 2.6%
Alkermes, Inc. (a)	30,126	449
Alnylam Pharmaceuticals, Inc. (a)	149,200	3,160
Amgen, Inc. (a)	98,400	6,924
Celgene Corp. (a)	40,000	2,147
Cephalon, Inc. (a)	64,352	4,660
CSL Ltd.	1,100	59
Genentech, Inc. (a)	20,100	1,756
Myriad Genetics, Inc. (a)	48,150	1,721
Vertex Pharmaceuticals, Inc. (a)	44,900	1,587
		22,463
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	31,900	3,757
American Medical Systems Holdings, Inc. (a)	74,700	1,487
Biosite, Inc. (a)	31,040	1,672
Cooper Companies, Inc.	82,200	3,921
Gen-Probe, Inc. (a)	900	47
Hologic, Inc. (a)	55,455	3,081
Inverness Medical Innovations, Inc. (a)	223,401	9,209
Kyphon, Inc. (a)	14,200	664
Mindray Medical International Ltd. sponsored ADR	37,700	916
NeuroMetrix, Inc. (a)	18,400	245
		24,999
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	48,400	2,323
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	29,800	$ 2,128
Humana, Inc. (a)	47,500	2,636
UnitedHealth Group, Inc.	146,100	7,635
		14,722
Health Care Technology - 0.2%
Cerner Corp. (a)	45,000	2,022
Life Sciences Tools & Services - 0.4%
Pharmaceutical Product Development, Inc.	48,500	1,673
QIAGEN NV (a)	79,200	1,368
Ventana Medical Systems, Inc. (a)	9,900	417
		3,458
Pharmaceuticals - 6.4%
Allergan, Inc.	77,385	9,032
BioMimetic Therapeutics, Inc.	300	5
Elan Corp. PLC sponsored ADR (a)	136,200	1,696
Endo Pharmaceuticals Holdings, Inc. (a)	26,800	823
Johnson & Johnson	320,700	21,423
Merck & Co., Inc.	241,928	10,826
Roche Holding AG (participation certificate)	18,242	3,428
Wyeth	167,100	8,256
		55,489
TOTAL HEALTH CARE		123,153
INDUSTRIALS - 16.9%
Aerospace & Defense - 5.0%
General Dynamics Corp.	17,400	1,360
Goodrich Corp.	78,300	3,838
Honeywell International, Inc.	836,800	38,233
		43,431
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	98,300	5,215
United Parcel Service, Inc. Class B	172,200	12,447
		17,662
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	73,300	2,983
Electrical Equipment - 0.6%
Energy Conversion Devices, Inc. (a)	12,700	438
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG	35,600	$ 2,764
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	60,757	2,236
		5,438
Industrial Conglomerates - 7.8%
General Electric Co.	1,684,308	60,717
Siemens AG sponsored ADR (d)	64,600	7,153
		67,870
Machinery - 0.6%
Illinois Tool Works, Inc.	102,000	5,201
Road & Rail - 0.5%
Hertz Global Holdings, Inc.	149,600	2,786
Landstar System, Inc.	41,700	1,763
		4,549
TOTAL INDUSTRIALS		147,134
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.0%
Alcatel-Lucent SA sponsored ADR	167,800	2,181
Cisco Systems, Inc. (a)	130,000	3,457
Juniper Networks, Inc. (a)	215,100	3,898
Motorola, Inc.	91,400	1,814
QUALCOMM, Inc.	122,000	4,595
Research In Motion Ltd. (a)	12,600	1,610
		17,555
Computers & Peripherals - 3.7%
Apple, Inc. (a)	76,800	6,584
Dell, Inc. (a)	264,802	6,421
EMC Corp. (a)	603,223	8,439
Hewlett-Packard Co.	69,300	2,999
International Business Machines Corp.	42,300	4,194
SanDisk Corp. (a)	63,000	2,533
Sun Microsystems, Inc. (a)	151,000	1,003
		32,173
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	37,200	1,311
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc.	217,300	$ 5,213
Molex, Inc.	63,000	1,852
		8,376
Internet Software & Services - 4.3%
eBay, Inc. (a)	467,197	15,133
Google, Inc. Class A (sub. vtg.) (a)	39,800	19,952
LoopNet, Inc.	33,625	564
ValueClick, Inc. (a)	57,500	1,467
		37,116
IT Services - 1.5%
First Data Corp.	182,800	4,544
MoneyGram International, Inc.	107,100	3,212
The Western Union Co.	251,900	5,627
		13,383
Semiconductors & Semiconductor Equipment - 5.0%
Altera Corp. (a)	114,700	2,300
ARM Holdings PLC sponsored ADR	412,100	2,984
Broadcom Corp. Class A (a)	83,587	2,668
CSR PLC (a)	64,800	867
FormFactor, Inc. (a)	72,200	2,935
Intel Corp.	618,741	12,969
Linear Technology Corp.	103,100	3,191
LSI Logic Corp. (a)	168,900	1,588
Marvell Technology Group Ltd. (a)	305,300	5,584
Maxim Integrated Products, Inc.	147,300	4,537
National Semiconductor Corp.	124,500	2,880
Silicon Motion Technology Corp. sponsored ADR (a)	43,200	796
		43,299
Software - 1.7%
Autonomy Corp. PLC (a)	97,600	1,131
Microsoft Corp.	281,402	8,684
Nintendo Co. Ltd.	15,200	4,484
Nintendo Co. Ltd. ADR	12,000	445
		14,744
TOTAL INFORMATION TECHNOLOGY		166,646
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.5%
Chemicals - 0.4%
Celanese Corp. Class A	97,430	$ 2,558
Zoltek Companies, Inc. (a)	23,000	615
		3,173
Metals & Mining - 1.1%
Alcoa, Inc.	91,800	2,965
Arcelor Mittal	90,500	4,305
Olympic Steel, Inc.	33,900	902
Reliance Steel & Aluminum Co.	39,400	1,641
		9,813
TOTAL MATERIALS		12,986
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	497,900	18,736
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	109,489	4,361
TOTAL TELECOMMUNICATION SERVICES		23,097
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	103,000	2,141
TOTAL COMMON STOCKS (Cost $779,622)		864,103
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,030	1,171
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Calabash Re Ltd. 16.2456% 1/8/10 (e)(f)	$ 1,930	$ 1,930
TOTAL CORPORATE BONDS (Cost $2,978)		3,101
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	4,383,754	4,384
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	10,532,800	10,533
TOTAL MONEY MARKET FUNDS (Cost $14,917)		14,917
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $797,517)		882,121
NET OTHER ASSETS - (1.3)%		(11,698)
NET ASSETS - 100%		$ 870,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,670,000 or 0.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 288
Fidelity Securities Lending Cash Central Fund	100
Total	$ 388
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $801,929,000. Net unrealized appreciation aggregated $80,192,000, of which $102,665,000 related to appreciated investment securities and $22,473,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2007

1.813018.102

MCS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.4%
Visteon Corp. (a)(e)	7,044,700	$ 56,358
Automobiles - 0.3%
Ford Motor Co. (a)(d)	5,000,000	40,650
Hotels, Restaurants & Leisure - 2.6%
Gaylord Entertainment Co. (a)	1,339,807	74,038
Morgans Hotel Group Co. (e)	3,350,000	59,396
Penn National Gaming, Inc. (a)	2,000,000	87,640
Royal Caribbean Cruises Ltd.	1,500,000	67,395
Starbucks Corp. (a)	2,000,000	69,880
		358,349
Household Durables - 2.2%
LG Electronics, Inc.	1,200,030	66,869
Technical Olympic USA, Inc.	425,000	4,050
Whirlpool Corp. (d)	2,582,215	236,092
		307,011
Internet & Catalog Retail - 1.0%
Blue Nile, Inc. (a)(d)(e)	1,738,800	64,353
GSI Commerce, Inc. (a)(e)	4,444,519	72,401
		136,754
Media - 0.9%
Lamar Advertising Co. Class A (a)	1,000,000	66,280
R.H. Donnelley Corp.	900,000	59,922
		126,202
Multiline Retail - 0.7%
Federated Department Stores, Inc.	2,250,000	93,353
Specialty Retail - 1.9%
bebe Stores, Inc.	125,000	2,315
Bed Bath & Beyond, Inc. (a)	1,500,000	63,285
Eddie Bauer Holdings, Inc. (a)	1,424,900	12,382
Gamestop Corp. Class A (a)(d)	1,402,467	74,934
Staples, Inc.	4,000,000	102,880
		255,796
TOTAL CONSUMER DISCRETIONARY		1,374,473
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.3%
CVS Corp.	3,500,000	$ 117,775
Rite Aid Corp. (d)	11,000,000	67,760
		185,535
Food Products - 0.3%
Hain Celestial Group, Inc. (a)	1,005,000	29,547
Smithfield Foods, Inc. (a)	275,000	7,222
		36,769
TOTAL CONSUMER STAPLES		222,304
ENERGY - 10.4%
Energy Equipment & Services - 3.9%
GlobalSantaFe Corp.	1,000,000	58,010
National Oilwell Varco, Inc. (a)	1,551,250	94,068
Noble Corp.	1,400,000	104,930
North American Energy Partners, Inc. (a)(e)	2,000,000	34,370
Pride International, Inc. (a)	2,801,137	80,701
Transocean, Inc. (a)	1,000,000	77,370
Weatherford International Ltd. (a)	2,200,000	88,836
		538,285
Oil, Gas & Consumable Fuels - 6.5%
Arch Coal, Inc.	2,250,000	66,870
EOG Resources, Inc.	1,500,000	103,695
Hess Corp.	2,100,000	113,379
Massey Energy Co. (d)	2,756,800	65,309
Peabody Energy Corp.	3,000,000	122,490
Ultra Petroleum Corp. (a)	2,500,000	130,500
Valero Energy Corp.	4,000,000	217,120
Western Refining, Inc.	2,500,000	68,375
		887,738
TOTAL ENERGY		1,426,023
FINANCIALS - 6.9%
Capital Markets - 0.8%
E*TRADE Financial Corp.	4,500,000	109,710
Commercial Banks - 1.2%
SVB Financial Group (a)	927,018	43,245
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp. (e)	1,390,200	$ 63,657
Zions Bancorp	750,000	63,615
		170,517
Diversified Financial Services - 0.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	100,000	56,330
Insurance - 3.1%
AFLAC, Inc.	1,558,900	74,219
Axis Capital Holdings Ltd.	3,000,000	98,850
Everest Re Group Ltd.	1,000,000	93,600
Montpelier Re Holdings Ltd.	3,258,298	56,792
W.R. Berkley Corp.	1,405,800	46,518
Willis Group Holdings Ltd.	1,354,882	55,360
		425,339
Real Estate Management & Development - 0.7%
Move, Inc. (e)	15,000,000	94,800
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	4,000,000	55,080
Sovereign Bancorp, Inc. (d)	1,750,000	43,138
		98,218
TOTAL FINANCIALS		954,914
HEALTH CARE - 16.0%
Biotechnology - 1.8%
Celgene Corp. (a)	1,750,000	93,940
Genentech, Inc. (a)	850,000	74,265
MedImmune, Inc. (a)	2,000,000	69,320
Novacea, Inc. (e)	1,477,963	10,301
		247,826
Health Care Equipment & Supplies - 4.6%
Advanced Medical Optics, Inc. (a)	1,818,190	66,818
Align Technology, Inc. (a)(d)(e)	5,000,000	82,750
Intuitive Surgical, Inc. (a)	750,000	73,808
Mentor Corp.	1,350,000	68,837
St. Jude Medical, Inc. (a)	7,000,000	299,320
Thoratec Corp. (a)	1,925,000	34,669
		626,202
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 7.4%
Brookdale Senior Living, Inc.	1,170,989	$ 56,207
Caremark Rx, Inc.	2,000,000	122,520
Healthspring, Inc. (e)	3,488,300	68,615
Humana, Inc. (a)	5,000,000	277,500
McKesson Corp.	1,106,532	61,689
Medco Health Solutions, Inc. (a)	1,500,000	88,815
Omnicare, Inc. (d)(e)	6,669,610	268,052
United Surgical Partners International, Inc. (a)(e)	2,500,000	76,175
		1,019,573
Health Care Technology - 0.7%
IMS Health, Inc.	3,517,600	101,518
Life Sciences Tools & Services - 0.4%
Covance, Inc. (a)	1,000,000	61,650
Pharmaceuticals - 1.1%
Allergan, Inc.	750,000	87,533
Nastech Pharmaceutical Co., Inc. (a)	250,000	3,283
Sepracor, Inc. (a)	1,000,000	57,060
		147,876
TOTAL HEALTH CARE		2,204,645
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.9%
Hexcel Corp. (a)	2,750,000	52,910
Precision Castparts Corp.	1,250,000	111,113
Rockwell Collins, Inc.	1,500,000	102,315
		266,338
Commercial Services & Supplies - 4.0%
Allied Waste Industries, Inc. (d)	8,500,000	108,715
American Reprographics Co. (a)(e)	2,572,700	80,577
CDI Corp. (e)	2,000,324	51,928
Cintas Corp.	2,500,000	102,875
CoStar Group, Inc. (a)(d)(e)	1,000,000	47,470
Knoll, Inc.	2,232,013	49,082
Waste Management, Inc.	3,001,000	113,978
		554,625
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	3,751,000	111,480
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	900,010	$ 74,341
Quanta Services, Inc. (a)	3,000,000	61,710
		247,531
Electrical Equipment - 0.2%
Evergreen Solar, Inc. (a)(d)	2,266,300	19,014
Machinery - 1.0%
Deere & Co.	750,000	75,210
Manitowoc Co., Inc.	1,250,000	64,825
		140,035
Marine - 0.9%
American Commercial Lines, Inc. (a)	894,807	63,030
Kirby Corp. (a)	1,732,700	61,528
		124,558
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	1,500,000	120,540
Landstar System, Inc.	1,500,000	63,435
Norfolk Southern Corp.	2,000,000	99,300
		283,275
TOTAL INDUSTRIALS		1,635,376
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 4.4%
ADC Telecommunications, Inc. (a)	325,000	5,246
Adtran, Inc.	3,000,000	66,480
Ciena Corp. (a)	2,500,000	70,225
Comverse Technology, Inc. (a)(e)	15,000,000	290,250
Juniper Networks, Inc. (a)	6,000,000	108,720
MasTec, Inc. (a)(e)	5,399,584	60,745
Nokia Corp. sponsored ADR	200,000	4,420
		606,086
Computers & Peripherals - 2.1%
NCR Corp. (a)	6,250,000	296,188
Electronic Equipment & Instruments - 5.7%
Agilent Technologies, Inc. (a)	4,000,000	128,000
Amphenol Corp. Class A	2,000,000	135,440
Arrow Electronics, Inc. (a)	2,238,200	78,897
Benchmark Electronics, Inc. (a)	3,000,000	67,950
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Celestica, Inc. (sub. vtg.) (a)	6,500,000	$ 38,560
Flextronics International Ltd. (a)	15,000,000	174,450
Solectron Corp. (a)(e)	50,000,000	162,500
		785,797
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)(d)	1,500,000	84,270
LoopNet, Inc.	1,706,459	28,600
SAVVIS, Inc. (a)	1,054,569	47,266
		160,136
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	85,290
First Data Corp.	2,500,000	62,150
Telvent GIT SA (a)(e)	2,773,900	42,995
Unisys Corp. (a)	10,000,000	86,200
WNS Holdings Ltd. ADR	467,400	15,826
		292,461
Office Electronics - 0.5%
Xerox Corp. (a)	4,000,000	68,800
Semiconductors & Semiconductor Equipment - 6.0%
Axcelis Technologies, Inc. (a)	675,000	4,347
Broadcom Corp. Class A (a)	3,000,000	95,760
FormFactor, Inc. (a)	1,500,000	60,975
Integrated Device Technology, Inc. (a)	4,024,939	60,897
Intel Corp.	425,000	8,908
Marvell Technology Group Ltd. (a)	4,347,800	79,521
Microchip Technology, Inc. (d)	5,250,000	182,490
ON Semiconductor Corp. (a)	9,001,450	75,252
PMC-Sierra, Inc. (a)	8,507,005	53,594
Qimonda AG Sponsored ADR	3,500,000	54,530
Renewable Energy Corp. AS (d)	3,524,500	84,155
Samsung Electronics Co. Ltd.	100,000	61,926
		822,355
Software - 1.5%
BEA Systems, Inc. (a)	5,000,000	61,650
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	2,500,000	$ 79,175
TIBCO Software, Inc. (a)	6,500,000	60,320
		201,145
TOTAL INFORMATION TECHNOLOGY		3,232,968
MATERIALS - 8.4%
Chemicals - 5.0%
Agrium, Inc.	3,500,000	121,218
Air Products & Chemicals, Inc.	1,100,000	82,126
Chemtura Corp.	6,043,362	69,620
Cytec Industries, Inc.	1,500,000	87,330
Monsanto Co.	3,000,000	165,270
Nitto Denko Corp.	110,000	5,387
Potash Corp. of Saskatchewan, Inc.	500,000	78,015
Tokuyama Corp.	5,000,000	80,167
		689,133
Metals & Mining - 3.4%
Arcelor Mittal	2,500,000	118,925
Commercial Metals Co.	2,379,267	64,502
Gold Fields Ltd. sponsored ADR	5,000,000	84,450
Reliance Steel & Aluminum Co.	1,500,000	62,460
Titanium Metals Corp.	2,269,300	69,985
United States Steel Corp.	750,000	62,618
		462,940
TOTAL MATERIALS		1,152,073
TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 8.1%
AT&T, Inc.	5,000,000	188,150
Cogent Communications Group, Inc. (a)	1,922,211	40,366
Global Crossing Ltd. (a)(e)	3,630,482	93,013
Level 3 Communications, Inc. (a)	20,000,100	124,201
Qwest Communications International, Inc. (a)	60,000,000	488,998
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)(e)	7,500,000	174,600
		1,109,328
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	1,000,000	$ 73,800
TOTAL TELECOMMUNICATION SERVICES		1,183,128
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	3,500,000	72,765
TOTAL COMMON STOCKS (Cost $10,804,892)		13,458,669
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.35% (b)	206,710,833	206,711
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	291,630,444	291,630
TOTAL MONEY MARKET FUNDS (Cost $498,341)		498,341
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $11,303,233)		13,957,010
NET OTHER ASSETS - (1.4)%		(197,408)
NET ASSETS - 100%		$ 13,759,602
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,164
Fidelity Securities Lending Cash Central Fund	1,651
Total	$ 9,815
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 89,059	$ -	$ 88,624	$ -	$ -
Align Technology, Inc.	-	68,097	-	-	82,750
American Reprographics Co.	35,470	49,819	-	-	80,577
Benchmark Electronics, Inc.	92,138	-	9,091	-	-
Blue Nile, Inc.	60,197	264	-	-	64,353
Broadwing Corp.	-	76,903	95,026	-	-
CDI Corp.	31,749	23,981	-	573	51,928
Comverse Technology, Inc.	252,698	70,656	-	-	290,250
CoStar Group, Inc.	-	44,458	-	-	47,470
FileNET Corp.	48,660	33,170	105,733	-	-
Global Crossing Ltd.	-	79,427	-	-	93,013
GSI Commerce, Inc.	72,488	3,971	-	-	72,401
Healthspring, Inc.	59,301	-	-	-	68,615
Homestore, Inc.	92,100	-	-	-	-
MasTec, Inc.	36,990	27,310	490	-	60,745
Morgans Hotel Group Co.	41,669	16,121	-	-	59,396
Move, Inc.	-	-	-	-	94,800
North American Energy Partners, Inc.	-	31,898	-	-	34,370
Novacea, Inc.	-	11,375	1,940	-	10,301
Omnicare, Inc.	127,598	191,318	-	323	268,052
OXiGENE, Inc.	8,640	-	9,556	-	-
Solectron Corp.	162,000	30,400	-	-	162,500
Telvent GIT SA	38,835	-	-	-	42,995
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Time Warner Telecom, Inc. Class A (sub. vtg.)	$ 125,775	$ -	$ -	$ -	$ 174,600
United Surgical Partners International, Inc.	-	67,691	2,176	-	76,175
Visteon Corp.	44,100	335	3,530	-	56,358
Wintrust Financial Corp.	61,591	9,968	403	175	63,657
Total	$ 1,481,058	$ 837,162	$ 316,569	$ 1,071	$ 1,955,306
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $11,307,465,000. Net unrealized appreciation aggregated $2,649,545,000, of which $3,046,080,000 related to appreciated investment securities and $396,535,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

January 31, 2007

1.813037.102

SMR-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Diversified Consumer Services - 1.4%
Jackson Hewitt Tax Service, Inc.	93,600	$ 3,422,952
Hotels, Restaurants & Leisure - 5.6%
Domino's Pizza, Inc.	483,800	13,822,166
Household Durables - 4.1%
Ethan Allen Interiors, Inc.	165,000	6,215,550
Lifetime Brands, Inc.	193,326	3,798,856
		10,014,406
Media - 1.1%
Harte-Hanks, Inc.	96,700	2,621,537
Specialty Retail - 1.3%
Genesco, Inc.	83,600	3,293,004
Textiles, Apparel & Luxury Goods - 2.3%
Timberland Co. Class A (a)	185,300	5,590,501
TOTAL CONSUMER DISCRETIONARY		38,764,566
CONSUMER STAPLES - 1.1%
Household Products - 1.1%
Central Garden & Pet Co. Class A (a)	60,000	2,687,400
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Foundation Coal Holdings, Inc.	85,800	2,855,424
Goodrich Petroleum Corp. (d)	82,900	3,027,508
Mariner Energy, Inc. (a)	279,530	5,621,348
		11,504,280
FINANCIALS - 29.0%
Consumer Finance - 5.8%
Dollar Financial Corp. (a)	443,400	14,202,102
Insurance - 16.9%
Aspen Insurance Holdings Ltd.	330,400	8,464,848
Hilb Rogal & Hobbs Co.	122,500	5,175,625
IPC Holdings Ltd.	399,900	11,777,055
Max Re Capital Ltd.	534,600	12,830,400
Montpelier Re Holdings Ltd.	191,700	3,341,331
		41,589,259
Thrifts & Mortgage Finance - 6.3%
Farmer Mac Class C (non-vtg.)	224,200	6,226,034
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fremont General Corp.	501,200	$ 6,816,320
Washington Federal, Inc.	105,200	2,439,588
		15,481,942
TOTAL FINANCIALS		71,273,303
HEALTH CARE - 9.3%
Health Care Providers & Services - 9.3%
Amedisys, Inc. (a)	85,066	2,749,333
Chemed Corp.	46,336	1,691,264
Emergency Medical Services Corp. Class A (a)	87,600	2,277,600
Omnicare, Inc.	402,004	16,156,540
		22,874,737
INDUSTRIALS - 18.5%
Commercial Services & Supplies - 5.0%
American Reprographics Co. (a)	186,000	5,825,520
Copart, Inc. (a)	84,000	2,472,960
Navigant Consulting, Inc. (a)	189,100	3,929,498
		12,227,978
Construction & Engineering - 0.8%
URS Corp. (a)	49,300	2,118,421
Electrical Equipment - 1.1%
EnerSys (a)	169,200	2,751,192
Machinery - 6.6%
Columbus McKinnon Corp. (NY Shares) (a)	345,057	7,929,410
Force Protection, Inc. (a)(d)	275,000	4,947,250
Force Protection, Inc. (a)(e)	200,000	3,238,200
		16,114,860
Road & Rail - 2.4%
Frozen Food Express Industries, Inc.	420,390	3,548,092
Heartland Express, Inc.	133,433	2,259,021
		5,807,113
Trading Companies & Distributors - 2.6%
UAP Holding Corp.	257,122	6,440,906
TOTAL INDUSTRIALS		45,460,470
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.5%
Electronic Equipment & Instruments - 0.8%
LoJack Corp. (a)	109,064	$ 1,955,518
Internet Software & Services - 4.0%
j2 Global Communications, Inc. (a)	373,579	9,892,372
IT Services - 0.8%
CACI International, Inc. Class A (a)	42,000	1,975,260
Office Electronics - 1.9%
Zebra Technologies Corp. Class A (a)	130,900	4,538,303
TOTAL INFORMATION TECHNOLOGY		18,361,453
MATERIALS - 5.3%
Construction Materials - 1.5%
Eagle Materials, Inc.	74,200	3,664,738
Metals & Mining - 3.8%
Carpenter Technology Corp.	70,700	8,278,970
Compass Minerals International, Inc.	30,700	952,621
		9,231,591
TOTAL MATERIALS		12,896,329
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
Cogent Communications Group, Inc. (a)	612,000	12,852,000
TOTAL COMMON STOCKS (Cost $205,506,749)		236,674,538
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 5.35% (b)	8,196,003	8,196,003
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	5,716,250	5,716,250
TOTAL MONEY MARKET FUNDS (Cost $13,912,253)		13,912,253
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $219,419,002)		250,586,791
NET OTHER ASSETS - (2.1)%		(5,102,761)
NET ASSETS - 100%		$ 245,484,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,238,200 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Force Protection, Inc.	12/20/06	$ 2,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 155,147
Fidelity Securities Lending Cash Central Fund	66,631
Total	$ 221,778
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $219,430,116. Net unrealized appreciation aggregated $31,156,675, of which $37,124,942 related to appreciated investment securities and $5,968,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2007

1.813072.102

SLC-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.5%
Amerigon, Inc. (a)(e)	2,124,181	$ 23,196
Automobiles - 0.1%
Winnebago Industries, Inc.	129,214	4,334
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A (a)(e)	1,185,250	6,400
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	724,300	20,693
Famous Dave's of America, Inc. (a)(e)	1,059,388	19,058
Penn National Gaming, Inc. (a)	1,053,815	46,178
Ruth's Chris Steak House, Inc. (a)	875,436	18,804
Six Flags, Inc.	691,537	3,976
		108,709
Household Durables - 2.5%
Directed Electronics, Inc. (a)	1,005,679	10,057
Ethan Allen Interiors, Inc.	499,300	18,809
Fourlis Holdings SA	1,338,791	26,697
Furniture Brands International, Inc. (d)	1,407,252	23,459
Interface, Inc. Class A (a)	1,533,844	23,345
Jarden Corp. (a)	475,000	17,418
		119,785
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)(d)	500,000	21,310
Leisure Equipment & Products - 1.2%
Jumbo SA	1,464,400	33,554
MarineMax, Inc. (a)	432,222	10,442
Nautilus, Inc. (d)	799,800	13,045
		57,041
Media - 1.7%
Adlink Internet Media AG (a)(d)	477,045	11,565
Live Nation, Inc. (a)	1,226,539	30,271
New Frontier Media, Inc.	850,543	7,816
Next Fifteen Communications Group plc	2,349,720	4,178
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)(e)	2,475,195	27,326
		81,156
Specialty Retail - 5.5%
Forzani Group Ltd. Class A (a)	1,392,510	22,522
Gamestop Corp.:
Class A (a)(d)	1,001,769	53,525
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp.: - continued
Class B (a)	203,319	$ 10,869
Guitar Center, Inc. (a)	135,000	6,176
Mothers Work, Inc. (a)	30,100	1,007
OfficeMax, Inc.	375,200	18,118
Shoe Carnival, Inc. (a)	510,679	16,255
The Children's Place Retail Stores, Inc. (a)(e)	1,619,808	87,810
The Game Group PLC	2,122,133	5,712
The Men's Wearhouse, Inc.	401,500	17,240
Wet Seal, Inc. Class A (a)	3,473,213	22,437
		261,671
Textiles, Apparel & Luxury Goods - 1.8%
Gildan Activewear, Inc. Class A (a)	855,020	42,598
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	1,241,891	44,013
		86,611
TOTAL CONSUMER DISCRETIONARY		770,213
CONSUMER STAPLES - 0.4%
Food Products - 0.0%
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	2
Personal Products - 0.4%
Sarantis SA (Reg.)	1,708,727	17,238
TOTAL CONSUMER STAPLES		17,240
ENERGY - 1.8%
Energy Equipment & Services - 1.7%
Hornbeck Offshore Services, Inc. (a)	499,501	13,746
NATCO Group, Inc. Class A (a)	711,688	24,738
Parker Drilling Co. (a)	1,984,900	18,380
Superior Energy Services, Inc. (a)	725,300	21,991
		78,855
Oil, Gas & Consumable Fuels - 0.1%
Cabot Oil & Gas Corp.	91,000	5,902
TOTAL ENERGY		84,757
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 6.1%
Capital Markets - 0.5%
Acta Holding ASA	4,000,000	$ 22,243
Commercial Banks - 1.9%
Center Financial Corp., California	696,844	16,383
East West Bancorp, Inc.	498,705	19,150
Hanmi Financial Corp.	930,993	19,067
SVB Financial Group (a)	480,200	22,401
UCBH Holdings, Inc.	883,094	16,558
		93,559
Diversified Financial Services - 0.0%
Endeavor Acquisition Corp. (a)	58,550	638
Insurance - 3.7%
Allied World Assurance Co. Holdings Ltd.	450,000	19,170
Endurance Specialty Holdings Ltd.	761,000	25,874
First Mercury Financial Corp.	553,250	12,116
IPC Holdings Ltd.	805,752	23,729
Max Re Capital Ltd.	654,490	15,708
Montpelier Re Holdings Ltd.	1,700,000	29,631
Platinum Underwriters Holdings Ltd.	947,800	28,292
Specialty Underwriters' Alliance, Inc. (a)	216,151	1,723
United America Indemnity Ltd. Class A (a)	800,133	19,299
		175,542
Real Estate Management & Development - 0.0%
Move, Inc.	148,300	937
TOTAL FINANCIALS		292,919
HEALTH CARE - 15.9%
Biotechnology - 0.4%
Alkermes, Inc. (a)	1,129,800	16,857
Myriad Genetics, Inc. (a)	146,728	5,244
		22,101
Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)(d)	1,700,200	28,138
ArthroCare Corp. (a)	353,623	13,049
BioLase Technology, Inc. (a)(d)(e)	2,265,449	19,483
Cholestech Corp. (a)	483,345	8,135
DJO, Inc. (a)	477,450	19,766
Inverness Medical Innovations, Inc. (a)	124,200	5,120
Kyphon, Inc. (a)	674,474	31,559
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Regeneration Technologies, Inc. (a)(e)	2,825,675	$ 16,248
Respironics, Inc. (a)	799,742	34,069
Somanetics Corp. (a)(e)	770,305	14,882
		190,449
Health Care Providers & Services - 1.3%
Healthways, Inc. (a)	1,191,376	54,100
ResCare, Inc. (a)	421,000	7,313
		61,413
Health Care Technology - 3.4%
Cerner Corp. (a)(d)	3,012,469	135,362
Phase Forward, Inc. (a)(e)	2,021,669	27,373
		162,735
Life Sciences Tools & Services - 5.9%
Affymetrix, Inc. (a)	892,000	22,264
Charles River Laboratories International, Inc. (a)	374,600	16,857
Covance, Inc. (a)	640,200	39,468
Exelixis, Inc. (a)	1,543,987	15,131
ICON PLC sponsored ADR	831,400	31,011
Illumina, Inc. (a)	354,101	14,465
Kendle International, Inc. (a)	410,335	15,937
PAREXEL International Corp. (a)	826,759	27,076
Pharmaceutical Product Development, Inc.	1,207,837	41,670
PRA International (a)(e)	2,413,673	57,735
		281,614
Pharmaceuticals - 0.9%
Arpida Ltd. (a)	130,195	3,350
MGI Pharma, Inc. (a)(d)	999,457	19,210
New River Pharmaceuticals, Inc. (a)	349,500	19,537
		42,097
TOTAL HEALTH CARE		760,409
INDUSTRIALS - 14.9%
Aerospace & Defense - 5.0%
AAR Corp. (a)	779,400	23,218
Alliant Techsystems, Inc. (a)	400,349	32,428
BE Aerospace, Inc. (a)	1,487,962	44,312
DRS Technologies, Inc.	750,100	41,556
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	2,114,000	$ 40,673
Ladish Co., Inc. (a)	244,349	9,945
LMI Aerospace, Inc. (a)(e)	657,838	10,821
The Allied Defense Group, Inc. (a)	222,581	3,962
Triumph Group, Inc.	549,256	30,868
		237,783
Air Freight & Logistics - 0.8%
Norbert Dentressangle SA	225,000	19,296
UTI Worldwide, Inc.	626,352	19,041
		38,337
Building Products - 0.4%
Quixote Corp. (e)	889,472	18,474
Commercial Services & Supplies - 4.4%
Clean Harbors, Inc. (a)	106,269	5,700
Corrections Corp. of America (a)	374,600	18,251
Datamonitor PLC	1,502,693	16,844
Diamond Management & Technology Consultants, Inc. (e)	2,075,596	25,903
Exponent, Inc. (a)	26,313	490
First Consulting Group, Inc. (a)(e)	1,744,933	22,387
Group 4 Securicor PLC (United Kingdom)	4,500,000	16,644
Intermap Technologies Corp. (a)(e)	2,498,900	12,085
Medialink Worldwide, Inc. (a)(d)(e)	602,200	3,956
Navigant Consulting, Inc. (a)	1,771,900	36,820
Team, Inc. (a)(e)	625,245	21,352
Tele Atlas NV (Netherlands) (a)	1,069,952	22,284
The Geo Group, Inc. (a)	162,968	7,141
		209,857
Construction & Engineering - 0.2%
Bird Construction Income Fund (e)	721,800	9,098
Electrical Equipment - 2.7%
Q-Cells AG (d)	230,028	11,902
REPower Systems AG (a)	174,916	24,906
SolarWorld AG (d)	264,840	20,566
Vestas Wind Systems AS (a)	1,650,000	72,828
		130,202
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	400,000	20,656
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Astec Industries, Inc. (a)	274,870	$ 9,898
Kato Works Co. Ltd.	1,994,000	9,517
		19,415
Road & Rail - 0.4%
Universal Truckload Services, Inc. (a)	759,314	19,651
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	326,957	8,190
TOTAL INDUSTRIALS		711,663
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 1.9%
Alliance Fiber Optic Products, Inc. (a)	1,676,565	3,403
Bookham, Inc. (a)(e)	4,993,946	14,482
Comtech Group, Inc. (a)(d)	1,001,002	16,476
Oplink Communications, Inc. (a)(d)(e)	2,162,915	41,052
Tekelec (a)	998,808	15,382
		90,795
Computers & Peripherals - 3.3%
Hypercom Corp. (a)(e)	4,485,725	27,139
Intermec, Inc. (a)	905,803	21,766
QLogic Corp. (a)	2,078,000	38,027
SimpleTech, Inc. (a)(d)	2,124,492	23,242
TPV Technology Ltd.	15,000,000	9,280
Xyratex Ltd. (a)(e)	1,866,130	39,151
		158,605
Electronic Equipment & Instruments - 7.8%
Arrow Electronics, Inc. (a)	1,795,200	63,281
Avnet, Inc. (a)	1,858,504	57,707
FLIR Systems, Inc. (a)	669,700	20,700
Ingram Micro, Inc. Class A (a)	4,131,313	80,602
Insight Enterprises, Inc. (a)	1,968,437	40,018
KEMET Corp. (a)	2,911,472	21,952
Solectron Corp. (a)	8,000,000	26,000
Sunpower Corp. Class A (a)(d)	374,424	16,587
Trimble Navigation Ltd. (a)	225,000	12,731
Vishay Intertechnology, Inc. (a)	2,439,381	32,053
		371,631
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.8%
Art Technology Group, Inc. (a)(e)	9,922,326	$ 25,500
CyberSource Corp. (a)(e)	2,131,521	27,497
Lbi International AB (a)	593,549	4,697
LivePerson, Inc. (a)	83,873	519
LoopNet, Inc.	294,897	4,942
webMethods, Inc. (a)(e)	2,912,148	21,928
		85,083
IT Services - 4.3%
CACI International, Inc. Class A (a)	1,250,392	58,806
Computershare Ltd.	2,812,300	20,003
Devoteam SA (e)	591,000	24,356
Iress Market Technology Ltd.	192,897	1,101
Lionbridge Technologies, Inc. (a)(e)	4,521,560	29,254
ManTech International Corp. Class A (a)	114,147	3,895
Ness Technologies, Inc. (a)(e)	3,636,874	48,770
SI International, Inc. (a)(e)	668,137	19,276
		205,461
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	1,048,500	36,351
Semiconductors & Semiconductor Equipment - 8.9%
Atmel Corp. (a)	2,585,608	15,462
Credence Systems Corp. (a)	3,500,249	17,046
Cypress Semiconductor Corp. (a)(d)	1,454,400	26,834
Ersol Solar Energy AG (a)(d)	185,324	13,159
Fairchild Semiconductor International, Inc. (a)	1,779,900	31,700
FormFactor, Inc. (a)	1,201,733	48,850
Himax Technologies, Inc. sponsored ADR	3,199,118	16,347
Kontron AG	1,155,000	18,667
LTX Corp. (a)(e)	5,248,477	27,712
Microsemi Corp. (a)	900,150	16,383
MIPS Technologies, Inc. (a)(e)	3,774,963	31,408
ON Semiconductor Corp. (a)	3,555,071	29,720
PDF Solutions, Inc. (a)(e)	2,748,124	30,532
Rudolph Technologies, Inc. (a)(e)	1,820,984	28,462
SiRF Technology Holdings, Inc. (a)(d)	681,853	20,019
Skyworks Solutions, Inc. (a)	3,249,381	21,348
STATS ChipPAC Ltd. sponsored ADR (a)(d)	3,750,270	31,352
Volterra Semiconductor Corp. (a)	140,500	1,852
		426,853
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.6%
Ansys, Inc. (a)	514,820	$ 25,684
Hyperion Solutions Corp. (a)	505,572	21,345
Informatica Corp. (a)	1,697,220	21,317
Moldflow Corp. (a)(e)	1,131,493	16,260
Parametric Technology Corp. (a)	1,000,538	19,831
Quality Systems, Inc. (d)	789,708	33,507
VA Software Corp. (a)(d)(e)	6,347,418	32,562
		170,506
TOTAL INFORMATION TECHNOLOGY		1,545,285
MATERIALS - 1.7%
Chemicals - 0.9%
Nippon Parkerizing Co. Ltd.	1,000,000	17,566
Zoltek Companies, Inc. (a)(d)	900,740	24,068
		41,634
Metals & Mining - 0.8%
Compass Minerals International, Inc.	1,316,820	40,861
TOTAL MATERIALS		82,495
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Clipper Windpower PLC (a)	4,254,000	48,602
Plambeck Neue Energien AG (a)(d)(e)	3,700,000	10,465
		59,067
TOTAL COMMON STOCKS (Cost $3,649,776)		4,324,048
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
LifeMasters Supported SelfCare, Inc. Series F (a)(f)	461,818	1,893
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (f)	39,076	$ 0
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	43,000	0
TOTAL PREFERRED STOCKS (Cost $11,298)		1,893
Money Market Funds - 12.2%

Fidelity Cash Central Fund, 5.35% (b)	379,596,084	379,596
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	204,403,916	204,404
TOTAL MONEY MARKET FUNDS (Cost $584,000)		584,000
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,976)	$ 5,977	5,976
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $4,251,050)		4,915,917
NET OTHER ASSETS - (2.9)%		(139,065)
NET ASSETS - 100%		$ 4,776,852
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,893,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 233
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,976,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 1,176
Barclays Capital, Inc.	2,133
Deutsche Bank Securities, Inc.	2,667
$ 5,976
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,368
Fidelity Securities Lending Cash Central Fund	1,164
Total	$ 10,532
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 45,623	$ 10,503	$ 37,558	$ -	$ -
Aladdin Knowledge Systems Ltd.	21,114	-	13,586	-	-
Amerigon, Inc.	11,857	4,249	9	-	23,196
Ansoft Corp.	37,577	-	37,492	-	-
Art Technology Group, Inc.	11,850	13,748	-	-	25,500
Big 5 Sporting Goods Corp.	22,701	-	26,336	215	-
BioLase Technology, Inc.	15,395	15,492	7,986	-	19,483
Bird Construction Income Fund	-	8,891	-	135	9,098
Blue Coat Systems, Inc.	17,386	-	15,450	-	-
Bookham, Inc.	-	19,772	-	-	14,482
Carriage Services, Inc. Class A	5,559	-	-	-	6,400
Cholestech Corp.	18,884	2,720	18,150	-	-
Comsys IT Partners, Inc.	-	16,731	19,533	-	-
CyberSource Corp.	-	21,963	-	-	27,497
Datamonitor PLC	42,125	-	31,934	213	-
Devoteam SA	-	19,883	-	-	24,356
Diamond Management & Technology Consultants, Inc.	-	11,452	-	548	25,903
Digitas, Inc.	36,296	19,720	62,494	-	-
Famous Dave's of America, Inc.	15,478	-	-	-	19,058
First Consulting Group, Inc.	-	21,406	-	-	22,387
Fundtech Ltd.	18,004	-	13,857	-	-
Harris Interactive, Inc.	15,440	837	17,920	-	-
Home Diagnostics, Inc.	-	15,195	13,303	-	-
Hypercom Corp.	-	32,262	-	-	27,139
Imaging Dynamics Co. Ltd.	12,337	5,050	7,686	-	-
Insight Enterprises, Inc.	51,778	-	13,951	-	-
Interface, Inc. Class A	38,329	2,796	21,312	-	-
Intermap Technologies Corp.	-	13,554	-	-	12,085
Jumbo SA	59,193	-	43,404	652	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kendle International, Inc.	$ 10,270	$ 42,103	$ 35,840	$ -	$ -
Kforce, Inc.	32,516	-	31,512	-	-
La Senza Corp. (sub. vtg.)	16,610	-	34,843	453	-
Leadis Technology, Inc.	-	10,411	10,493	-	-
Lifetime Brands, Inc.	29,919	-	20,553	173	-
Lionbridge Technologies, Inc.	45,727	-	8,014	-	29,254
LMI Aerospace, Inc.	-	10,929	-	-	10,821
LTX Corp.	-	26,220	-	-	27,712
Medialink Worldwide, Inc.	2,469	-	-	-	3,956
MIPS Technologies, Inc.	5,977	21,235	-	-	31,408
Moldflow Corp.	11,971	3,589	-	-	16,260
Monogram Biosciences, Inc.	-	27,070	22,543	-	-
Neoware, Inc.	-	22,731	20,078	-	-
Ness Technologies, Inc.	42,144	2,599	-	-	48,770
Oplink Communications, Inc.	28,220	32,644	16,248	-	41,052
PC Connection, Inc.	11,299	-	24,014	-	-
PDF Solutions, Inc.	2,294	34,963	-	-	30,532
Per-Se Technologies, Inc.	81,828	2,120	83,513	-	-
Phase Forward, Inc.	45,799	13,026	27,881	-	27,373
Plambeck Neue Energien AG	-	10,518	-	-	10,465
Plato Learning, Inc.	23,670	-	15,920	-	-
Playboy Enterprises, Inc. Class B (non-vtg.)	-	24,511	-	-	27,326
PRA International	-	57,306	-	-	57,735
Providence Service Corp.	24,797	6,155	24,098	-	-
Quixote Corp.	17,994	2,064	1,644	326	18,474
Regeneration Technologies, Inc.	21,984	8,103	7,368	-	16,248
Rudolph Technologies, Inc.	17,503	13,214	-	-	28,462
Safeguard Scientifics, Inc.	23,190	-	22,532	-	-
Salem Communications Corp. Class A	14,760	-	14,051	-	-
SI International, Inc.	22,763	-	-	-	19,276
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Somanetics Corp.	$ 7,104	$ 5,428	$ -	$ -	$ 14,882
SYNNEX Corp.	30,426	-	29,403	-	-
Team, Inc.	18,724	3,798	2,773	-	21,352
The Children's Place Retail Stores, Inc.	171,773	5,044	66,732	-	87,810
Triumph Group, Inc.	17,846	19,383	14,631	52	-
TTM Technologies, Inc.	61,872	6,452	54,291	-	-
Ultralife Batteries, Inc.	-	14,607	15,571	-	-
VA Software Corp.	-	26,344	-	-	32,562
webMethods, Inc.	-	32,524	4,587	-	21,928
Xyratex Ltd.	56,810	23,306	32,138	-	39,151
Total	$ 1,395,185	$ 764,621	$ 1,043,232	$ 2,767	$ 919,393
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,256,011,000. Net unrealized appreciation aggregated $659,906,000, of which $781,458,000 related to appreciated investment securities and $121,552,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

January 31, 2007

1.813073.102

SMI-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.2%
Johnson Controls, Inc.	250,146	$ 23,128
The Goodyear Tire & Rubber Co. (a)	226,752	5,599
		28,727
Automobiles - 0.4%
Ford Motor Co. (a)(d)	2,413,329	19,620
General Motors Corp. (d)	722,648	23,732
Harley-Davidson, Inc.	331,081	22,603
		65,955
Distributors - 0.1%
Genuine Parts Co.	217,715	10,346
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	178,800	7,760
H&R Block, Inc.	411,790	10,130
		17,890
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	568,534	29,314
Darden Restaurants, Inc.	187,592	7,342
Harrah's Entertainment, Inc.	237,667	20,078
Hilton Hotels Corp.	493,952	17,481
International Game Technology	433,642	18,846
Marriott International, Inc. Class A	429,392	20,671
McDonald's Corp.	1,580,122	70,078
Starbucks Corp. (a)	965,983	33,751
Starwood Hotels & Resorts Worldwide, Inc. (d)	270,863	16,951
Wendy's International, Inc.	122,137	4,148
Wyndham Worldwide Corp. (a)	253,152	7,898
Yum! Brands, Inc.	338,672	20,324
		266,882
Household Durables - 0.6%
Black & Decker Corp.	86,914	7,586
Centex Corp. (d)	151,644	8,142
D.R. Horton, Inc.	352,594	10,246
Fortune Brands, Inc.	193,414	16,193
Harman International Industries, Inc.	83,386	7,886
KB Home	100,338	5,440
Leggett & Platt, Inc.	228,682	5,543
Lennar Corp. Class A	176,141	9,579
Newell Rubbermaid, Inc.	354,162	10,462
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	269,971	$ 9,271
Snap-On, Inc.	74,585	3,596
The Stanley Works	103,877	5,948
Whirlpool Corp.	100,142	9,156
		109,048
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)(d)	394,718	14,869
IAC/InterActiveCorp (a)	285,167	10,950
		25,819
Leisure Equipment & Products - 0.2%
Brunswick Corp.	117,298	4,001
Eastman Kodak Co. (d)	367,060	9,492
Hasbro, Inc.	202,928	5,763
Mattel, Inc.	487,303	11,871
		31,127
Media - 3.7%
CBS Corp. Class B (d)	998,507	31,123
Clear Channel Communications, Inc.	630,894	22,914
Comcast Corp. Class A (a)	2,658,961	117,845
Dow Jones & Co., Inc.	83,135	3,135
E.W. Scripps Co. Class A	106,459	5,198
Gannett Co., Inc.	299,370	17,405
Interpublic Group of Companies, Inc.	563,674	7,418
McGraw-Hill Companies, Inc.	452,541	30,356
Meredith Corp.	49,489	2,918
News Corp. Class A	2,990,577	69,531
Omnicom Group, Inc.	218,349	22,970
The DIRECTV Group, Inc. (a)	984,876	24,021
The New York Times Co. Class A (d)	183,712	4,242
The Walt Disney Co.	2,642,746	92,945
Time Warner, Inc.	5,100,803	111,555
Tribune Co.	243,577	7,439
Univision Communications, Inc. Class A (a)	322,305	11,510
Viacom, Inc. Class B (non-vtg.) (a)	893,413	36,335
		618,860
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	139,892	3,627
Dillard's, Inc. Class A	77,780	2,671
Dollar General Corp.	398,666	6,753
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	193,734	$ 6,277
Federated Department Stores, Inc.	670,975	27,839
JCPenney Co., Inc.	287,445	23,352
Kohl's Corp. (a)	417,816	29,627
Nordstrom, Inc.	292,280	16,283
Sears Holdings Corp. (a)	106,181	18,757
Target Corp.	1,097,350	67,333
		202,519
Specialty Retail - 2.0%
AutoNation, Inc. (a)	191,117	4,291
AutoZone, Inc. (a)	64,682	8,126
Bed Bath & Beyond, Inc. (a)	361,160	15,237
Best Buy Co., Inc.	515,413	25,977
Circuit City Stores, Inc. (d)	181,272	3,700
Gap, Inc.	673,196	12,905
Home Depot, Inc.	2,607,503	106,230
Limited Brands, Inc.	436,991	12,210
Lowe's Companies, Inc.	1,945,575	65,585
Office Depot, Inc. (a)	355,707	13,300
OfficeMax, Inc.	95,154	4,595
RadioShack Corp.	173,534	3,835
Sherwin-Williams Co.	142,972	9,879
Staples, Inc.	923,265	23,746
Tiffany & Co., Inc.	172,925	6,789
TJX Companies, Inc.	581,454	17,194
		333,599
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	469,504	21,531
Jones Apparel Group, Inc.	140,864	4,812
Liz Claiborne, Inc.	130,943	5,814
NIKE, Inc. Class B	240,234	23,738
VF Corp.	114,236	8,667
		64,562
TOTAL CONSUMER DISCRETIONARY		1,775,334
CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	982,277	50,067
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Brown-Forman Corp. Class B (non-vtg.)	100,640	$ 6,601
Coca-Cola Enterprises, Inc.	354,101	7,266
Constellation Brands, Inc. Class A (sub. vtg.)	268,407	6,640
Molson Coors Brewing Co. Class B	58,424	4,721
Pepsi Bottling Group, Inc.	174,891	5,532
PepsiCo, Inc.	2,097,991	136,873
The Coca-Cola Co.	2,605,243	124,739
		342,439
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	585,502	32,894
CVS Corp. (d)	1,052,225	35,407
Kroger Co.	916,612	23,465
Safeway, Inc.	566,378	20,407
SUPERVALU, Inc.	263,038	9,990
Sysco Corp.	789,745	27,286
Wal-Mart Stores, Inc.	3,141,894	149,837
Walgreen Co.	1,282,039	58,076
Whole Foods Market, Inc.	182,616	7,887
		365,249
Food Products - 1.1%
Archer-Daniels-Midland Co.	839,725	26,871
Campbell Soup Co.	278,262	10,708
ConAgra Foods, Inc.	651,009	16,737
Dean Foods Co. (a)	170,895	7,562
General Mills, Inc.	438,324	25,090
H.J. Heinz Co.	420,962	19,836
Hershey Co. (d)	222,155	11,339
Kellogg Co.	320,626	15,797
McCormick & Co., Inc. (non-vtg.)	167,895	6,555
Sara Lee Corp.	954,182	16,364
Tyson Foods, Inc. Class A	321,915	5,714
Wm. Wrigley Jr. Co.	280,455	14,449
		177,022
Household Products - 2.2%
Clorox Co.	193,968	12,689
Colgate-Palmolive Co.	657,117	44,881
Kimberly-Clark Corp.	585,551	40,637
Procter & Gamble Co.	4,048,532	262,628
		360,835
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	567,974	$ 19,533
Estee Lauder Companies, Inc. Class A	162,704	7,728
		27,261
Tobacco - 1.5%
Altria Group, Inc.	2,677,785	234,012
Reynolds American, Inc.	219,048	14,129
UST, Inc.	205,567	11,808
		259,949
TOTAL CONSUMER STAPLES		1,532,755
ENERGY - 9.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	409,789	28,288
BJ Services Co.	374,540	10,360
ENSCO International, Inc.	193,903	9,864
Halliburton Co.	1,284,679	37,949
Nabors Industries Ltd. (a)	382,459	11,581
National Oilwell Varco, Inc. (a)	224,229	13,597
Noble Corp.	173,220	12,983
Rowan Companies, Inc.	141,098	4,641
Schlumberger Ltd. (NY Shares)	1,505,336	95,574
Smith International, Inc.	254,749	10,108
Transocean, Inc. (a)	373,580	28,904
Weatherford International Ltd. (a)	434,027	17,526
		281,375
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	587,390	25,698
Apache Corp.	420,871	30,711
Chesapeake Energy Corp.	531,376	15,734
Chevron Corp.	2,785,237	202,988
ConocoPhillips	2,102,705	139,641
CONSOL Energy, Inc.	233,321	8,033
Devon Energy Corp.	564,719	39,581
El Paso Corp.	901,235	13,987
EOG Resources, Inc.	311,070	21,504
Exxon Mobil Corp.	7,451,830	552,197
Hess Corp.	345,886	18,674
Kinder Morgan, Inc.	137,026	14,525
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	449,117	$ 40,573
Murphy Oil Corp.	238,992	11,880
Occidental Petroleum Corp.	1,100,731	51,030
Peabody Energy Corp.	337,059	13,762
Spectra Energy Corp.	802,183	20,953
Sunoco, Inc.	157,299	9,930
Valero Energy Corp.	772,485	41,930
Williams Companies, Inc.	761,907	20,564
XTO Energy, Inc.	467,522	23,596
		1,317,491
TOTAL ENERGY		1,598,866
FINANCIALS - 21.8%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	309,142	18,227
Bank of New York Co., Inc.	976,368	39,064
Bear Stearns Companies, Inc.	149,881	24,708
Charles Schwab Corp.	1,306,842	24,725
E*TRADE Financial Corp.	545,492	13,299
Federated Investors, Inc. Class B (non-vtg.)	115,407	4,075
Franklin Resources, Inc.	212,985	25,369
Goldman Sachs Group, Inc.	544,061	115,428
Janus Capital Group, Inc.	253,215	5,186
Legg Mason, Inc.	167,905	17,605
Lehman Brothers Holdings, Inc.	677,225	55,695
Mellon Financial Corp.	526,212	22,490
Merrill Lynch & Co., Inc.	1,129,397	105,666
Morgan Stanley	1,352,457	111,970
Northern Trust Corp.	239,522	14,551
State Street Corp.	424,273	30,145
T. Rowe Price Group, Inc.	336,834	16,165
		644,368
Commercial Banks - 4.0%
BB&T Corp. (d)	691,121	29,207
Comerica, Inc.	202,960	12,036
Commerce Bancorp, Inc., New Jersey	239,605	8,094
Compass Bancshares, Inc.	165,877	10,102
Fifth Third Bancorp	713,008	28,449
First Horizon National Corp.	159,024	6,933
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	303,608	$ 7,068
KeyCorp	513,077	19,584
M&T Bank Corp.	98,978	12,007
Marshall & Ilsley Corp.	325,937	15,339
National City Corp.	806,919	30,542
PNC Financial Services Group, Inc.	375,386	27,692
Regions Financial Corp.	931,499	33,776
SunTrust Banks, Inc.	452,465	37,600
Synovus Financial Corp.	415,211	13,258
U.S. Bancorp, Delaware	2,245,916	79,955
Wachovia Corp.	2,435,219	137,590
Wells Fargo & Co.	4,313,274	154,933
Zions Bancorp	136,613	11,588
		675,753
Consumer Finance - 0.9%
American Express Co. (d)	1,539,269	89,616
Capital One Financial Corp.	521,258	41,909
SLM Corp.	522,249	24,003
		155,528
Diversified Financial Services - 5.6%
Bank of America Corp.	5,737,490	301,677
Chicago Mercantile Exchange Holdings, Inc. Class A	44,483	25,057
CIT Group, Inc.	253,355	14,938
Citigroup, Inc.	6,277,906	346,101
JPMorgan Chase & Co.	4,432,085	225,726
Moody's Corp.	300,286	21,488
		934,987
Insurance - 4.7%
ACE Ltd.	415,942	24,033
AFLAC, Inc.	631,798	30,080
Allstate Corp.	798,452	48,035
AMBAC Financial Group, Inc.	135,550	11,942
American International Group, Inc.	3,321,512	227,357
Aon Corp.	395,655	14,188
Cincinnati Financial Corp.	221,349	9,903
Genworth Financial, Inc. Class A (non-vtg.)	566,256	19,762
Hartford Financial Services Group, Inc.	404,933	38,432
Lincoln National Corp.	366,850	24,630
Loews Corp.	583,819	25,373
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	704,136	$ 20,772
MBIA, Inc.	172,240	12,372
MetLife, Inc. (d)	971,306	60,338
Principal Financial Group, Inc.	344,659	21,234
Progressive Corp.	973,164	22,568
Prudential Financial, Inc.	609,435	54,319
SAFECO Corp.	134,477	8,608
The Chubb Corp.	525,937	27,370
The St. Paul Travelers Companies, Inc.	881,596	44,829
Torchmark Corp.	125,305	8,144
UnumProvident Corp.	437,646	9,628
XL Capital Ltd. Class A	230,708	15,919
		779,836
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Class A	123,280	7,721
Archstone-Smith Trust	279,011	17,636
AvalonBay Communities, Inc.	100,426	14,899
Boston Properties, Inc.	149,259	18,820
Equity Office Properties Trust	449,073	24,946
Equity Residential (SBI)	373,242	21,006
Kimco Realty Corp.	288,780	14,323
Plum Creek Timber Co., Inc.	226,188	9,104
ProLogis Trust	316,149	20,550
Public Storage, Inc.	156,543	17,026
Simon Property Group, Inc. (d)	282,729	32,341
Vornado Realty Trust	164,978	20,185
		218,557
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	236,082	8,879
Realogy Corp. (a)	273,896	8,189
		17,068
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	793,512	34,502
Fannie Mae	1,245,769	70,423
Freddie Mac	885,406	57,489
MGIC Investment Corp.	106,066	6,546
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc.	459,201	$ 11,319
Washington Mutual, Inc.	1,207,654	53,849
		234,128
TOTAL FINANCIALS		3,660,225
HEALTH CARE - 12.0%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,490,392	104,879
Biogen Idec, Inc. (a)	430,727	20,821
Celgene Corp. (a)	475,847	25,543
Genzyme Corp. (a)	335,836	22,075
Gilead Sciences, Inc. (a)	587,494	37,788
MedImmune, Inc. (a)(d)	305,621	10,593
		221,699
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	68,697	3,825
Baxter International, Inc.	836,162	41,524
Becton, Dickinson & Co.	315,113	24,245
Biomet, Inc.	312,919	13,255
Boston Scientific Corp. (a)	1,506,555	27,796
C.R. Bard, Inc.	131,575	10,858
Hospira, Inc. (a)	199,070	7,322
Medtronic, Inc.	1,470,735	78,611
St. Jude Medical, Inc. (a)	451,607	19,311
Stryker Corp.	379,756	23,522
Zimmer Holdings, Inc. (a)	304,908	25,679
		275,948
Health Care Providers & Services - 2.4%
Aetna, Inc.	666,929	28,118
AmerisourceBergen Corp.	245,420	12,855
Cardinal Health, Inc.	517,461	36,957
Caremark Rx, Inc.	544,861	33,378
CIGNA Corp.	131,046	17,350
Coventry Health Care, Inc. (a)	203,598	10,495
Express Scripts, Inc. (a)	173,040	12,030
Health Management Associates, Inc. Class A	307,351	5,978
Humana, Inc. (a)	212,380	11,787
Laboratory Corp. of America Holdings (a)	160,216	11,766
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Manor Care, Inc.	94,483	$ 5,030
McKesson Corp.	378,142	21,081
Medco Health Solutions, Inc. (a)	374,893	22,197
Patterson Companies, Inc. (a)	177,534	6,677
Quest Diagnostics, Inc.	204,355	10,725
Tenet Healthcare Corp. (a)	602,175	4,251
UnitedHealth Group, Inc.	1,720,978	89,938
WellPoint, Inc. (a)	792,165	62,090
		402,703
Health Care Technology - 0.0%
IMS Health, Inc.	253,535	7,317
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	234,070	8,136
Millipore Corp. (a)(d)	68,234	4,673
PerkinElmer, Inc.	157,109	3,750
Thermo Fisher Scientific, Inc. (a)	521,386	24,948
Waters Corp. (a)	129,662	7,351
		48,858
Pharmaceuticals - 6.3%
Abbott Laboratories (d)	1,961,006	103,933
Allergan, Inc. (d)	196,445	22,927
Barr Pharmaceuticals, Inc. (a)	135,926	7,275
Bristol-Myers Squibb Co.	2,512,773	72,343
Eli Lilly & Co.	1,257,815	68,073
Forest Laboratories, Inc. (a)	404,660	22,705
Johnson & Johnson	3,704,336	247,450
King Pharmaceuticals, Inc. (a)	310,614	5,548
Merck & Co., Inc.	2,773,764	124,126
Mylan Laboratories, Inc.	270,746	5,994
Pfizer, Inc.	9,212,365	241,732
Schering-Plough Corp.	1,894,195	47,355
Watson Pharmaceuticals, Inc. (a)	130,917	3,564
Wyeth	1,720,598	85,015
		1,058,040
TOTAL HEALTH CARE		2,014,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.4%
General Dynamics Corp.	516,989	$ 40,403
Goodrich Corp.	159,400	7,814
Honeywell International, Inc.	1,043,208	47,664
L-3 Communications Holdings, Inc.	159,622	13,143
Lockheed Martin Corp.	454,933	44,215
Northrop Grumman Corp.	441,314	31,307
Raytheon Co.	568,077	29,483
Rockwell Collins, Inc.	213,626	14,571
The Boeing Co.	1,010,276	90,480
United Technologies Corp.	1,282,307	87,223
		406,303
Air Freight & Logistics - 0.8%
FedEx Corp.	391,767	43,251
United Parcel Service, Inc. Class B	1,371,603	99,139
		142,390
Airlines - 0.1%
Southwest Airlines Co.	1,011,679	15,276
Building Products - 0.2%
American Standard Companies, Inc.	221,627	10,946
Masco Corp.	503,647	16,112
		27,058
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc.	324,413	4,149
Avery Dennison Corp.	120,613	8,245
Cintas Corp.	174,368	7,175
Equifax, Inc.	159,867	6,639
Monster Worldwide, Inc. (a)	164,009	8,104
Pitney Bowes, Inc.	283,483	13,570
R.R. Donnelley & Sons Co.	276,993	10,276
Robert Half International, Inc.	214,105	8,714
Waste Management, Inc.	683,555	25,961
		92,833
Construction & Engineering - 0.1%
Fluor Corp.	112,488	9,292
Electrical Equipment - 0.5%
American Power Conversion Corp.	215,981	6,639
Cooper Industries Ltd. Class A	116,151	10,615
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	1,025,139	$ 46,101
Rockwell Automation, Inc.	217,420	13,308
		76,663
Industrial Conglomerates - 3.8%
3M Co.	940,812	69,902
General Electric Co.	13,170,061	474,781
Textron, Inc.	160,273	14,933
Tyco International Ltd.	2,541,041	81,008
		640,624
Machinery - 1.5%
Caterpillar, Inc.	831,150	53,252
Cummins, Inc.	67,026	9,019
Danaher Corp.	302,808	22,426
Deere & Co.	295,387	29,621
Dover Corp.	260,847	12,938
Eaton Corp.	190,368	14,915
Illinois Tool Works, Inc. (d)	535,957	27,328
Ingersoll-Rand Co. Ltd. Class A	391,731	16,797
ITT Corp.	235,978	14,076
PACCAR, Inc.	317,255	21,215
Pall Corp.	156,398	5,436
Parker Hannifin Corp.	150,661	12,469
Terex Corp. (a)	129,889	7,389
		246,881
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	458,937	36,880
CSX Corp.	556,006	20,455
Norfolk Southern Corp.	507,086	25,177
Ryder System, Inc.	77,588	4,232
Union Pacific Corp.	344,606	34,805
		121,549
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	93,436	7,255
TOTAL INDUSTRIALS		1,786,124
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 2.5%
ADC Telecommunications, Inc. (a)	149,780	2,417
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avaya, Inc. (a)	580,185	$ 7,444
Ciena Corp. (a)	107,883	3,030
Cisco Systems, Inc. (a)	7,758,759	206,305
Corning, Inc. (a)	1,998,618	41,651
JDS Uniphase Corp. (a)	269,693	4,795
Juniper Networks, Inc. (a)	722,826	13,098
Motorola, Inc.	3,088,654	61,310
QUALCOMM, Inc.	2,111,370	79,514
Tellabs, Inc. (a)	564,442	5,684
		425,248
Computers & Peripherals - 3.7%
Apple, Inc. (a)	1,086,644	93,158
Dell, Inc. (a)	2,902,309	70,381
EMC Corp. (a)(d)	2,813,881	39,366
Hewlett-Packard Co. (d)	3,499,406	151,454
International Business Machines Corp.	1,924,578	190,822
Lexmark International, Inc. Class A (a)	125,117	7,886
NCR Corp. (a)	227,675	10,790
Network Appliance, Inc. (a)	477,632	17,959
QLogic Corp. (a)	201,414	3,686
SanDisk Corp. (a)(d)	287,517	11,558
Sun Microsystems, Inc. (a)	4,496,734	29,858
		626,918
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	522,145	16,709
Jabil Circuit, Inc.	235,968	5,661
Molex, Inc.	181,132	5,323
Sanmina-SCI Corp. (a)	680,768	2,383
Solectron Corp. (a)	1,168,479	3,798
Tektronix, Inc.	105,388	2,979
		36,853
Internet Software & Services - 1.4%
eBay, Inc. (a)	1,478,371	47,884
Google, Inc. Class A (sub. vtg.) (a)	273,812	137,262
VeriSign, Inc. (a)	313,199	7,485
Yahoo!, Inc. (a)	1,564,084	44,279
		236,910
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	126,377	6,191
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	703,479	$ 33,570
Cognizant Technology Solutions Corp. Class A (a)	181,161	15,451
Computer Sciences Corp. (a)	219,398	11,510
Convergys Corp. (a)	176,046	4,584
Electronic Data Systems Corp.	660,828	17,386
Fidelity National Information Services, Inc.	206,828	8,794
First Data Corp.	978,414	24,323
Fiserv, Inc. (a)	221,257	11,631
Paychex, Inc.	432,587	17,308
Sabre Holdings Corp. Class A	169,127	5,464
The Western Union Co.	979,256	21,877
Unisys Corp. (a)	440,247	3,795
		181,884
Office Electronics - 0.1%
Xerox Corp. (a)	1,233,279	21,212
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	700,921	10,899
Altera Corp. (a)	462,318	9,269
Analog Devices, Inc.	436,954	14,310
Applied Materials, Inc.	1,774,537	31,463
Broadcom Corp. Class A (a)	599,160	19,125
Intel Corp.	7,366,882	154,410
KLA-Tencor Corp.	254,361	12,522
Linear Technology Corp. (d)	381,955	11,822
LSI Logic Corp. (a)(d)	511,845	4,811
Maxim Integrated Products, Inc.	409,727	12,620
Micron Technology, Inc. (a)	963,864	12,482
National Semiconductor Corp.	368,681	8,528
Novellus Systems, Inc. (a)	157,921	4,869
NVIDIA Corp. (a)(d)	454,259	13,923
PMC-Sierra, Inc. (a)(d)	268,072	1,689
Teradyne, Inc. (a)	242,470	3,613
Texas Instruments, Inc.	1,895,872	59,132
Xilinx, Inc.	429,588	10,439
		395,926
Software - 3.4%
Adobe Systems, Inc. (a)	745,305	28,970
Autodesk, Inc. (a)	296,029	12,942
BMC Software, Inc. (a)	262,031	9,011
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	524,725	$ 12,882
Citrix Systems, Inc. (a)(d)	230,723	7,307
Compuware Corp. (a)	450,031	4,037
Electronic Arts, Inc. (a)	394,146	19,707
Intuit, Inc. (a)	445,457	14,010
Microsoft Corp.	11,052,629	341,084
Novell, Inc. (a)	433,134	3,140
Oracle Corp. (a)	5,111,224	87,709
Symantec Corp. (a)(d)	1,198,451	21,225
		562,024
TOTAL INFORMATION TECHNOLOGY		2,486,975
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	281,514	21,018
Ashland, Inc.	73,045	5,080
Dow Chemical Co.	1,220,393	50,695
E.I. du Pont de Nemours & Co.	1,175,180	58,242
Eastman Chemical Co.	105,130	6,156
Ecolab, Inc.	227,828	10,002
Hercules, Inc. (a)	145,089	2,845
International Flavors & Fragrances, Inc.	99,693	4,833
Monsanto Co.	694,144	38,240
PPG Industries, Inc.	211,146	13,997
Praxair, Inc.	412,549	26,015
Rohm & Haas Co.	181,397	9,444
Sigma Aldrich Corp.	168,497	6,394
		252,961
Construction Materials - 0.1%
Vulcan Materials Co.	120,640	12,286
Containers & Packaging - 0.2%
Ball Corp.	133,111	6,166
Bemis Co., Inc.	133,943	4,542
Pactiv Corp. (a)	170,013	5,515
Sealed Air Corp.	103,004	6,788
Temple-Inland, Inc.	136,687	6,826
		29,837
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
Alcoa, Inc. (d)	1,107,843	$ 35,783
Allegheny Technologies, Inc.	128,688	13,318
Freeport-McMoRan Copper & Gold, Inc. Class B	251,604	14,470
Newmont Mining Corp.	575,221	25,942
Nucor Corp.	385,996	24,912
Phelps Dodge Corp.	260,625	32,213
United States Steel Corp.	151,367	12,638
		159,276
Paper & Forest Products - 0.3%
International Paper Co.	581,287	19,589
MeadWestvaco Corp.	231,493	6,977
Weyerhaeuser Co.	302,203	22,665
		49,231
TOTAL MATERIALS		503,591
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	7,997,768	300,956
CenturyTel, Inc.	146,657	6,576
Citizens Communications Co.	411,268	6,029
Embarq Corp.	190,994	10,602
Qwest Communications International, Inc. (a)	2,054,546	16,745
Verizon Communications, Inc.	3,730,093	143,683
Windstream Corp.	609,151	9,064
		493,655
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	477,368	29,258
Sprint Nextel Corp.	3,698,650	65,947
		95,205
TOTAL TELECOMMUNICATION SERVICES		588,860
UTILITIES - 3.3%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	211,147	9,823
American Electric Power Co., Inc.	505,401	22,000
Duke Energy Corp.	1,604,366	31,590
Edison International	416,269	18,724
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	264,295	$ 24,540
Exelon Corp.	857,240	51,426
FirstEnergy Corp.	407,831	24,197
FPL Group, Inc. (d)	516,483	29,259
Pinnacle West Capital Corp.	127,571	6,224
PPL Corp.	487,505	17,355
Progress Energy, Inc.	324,776	15,440
Southern Co.	948,956	34,665
		285,243
Gas Utilities - 0.1%
Nicor, Inc.	57,124	2,599
Peoples Energy Corp. (d)	49,152	2,141
Questar Corp.	109,706	8,908
		13,648
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	848,595	17,642
Constellation Energy Group, Inc.	229,986	16,685
Dynegy, Inc. Class A (a)	483,648	3,410
TXU Corp.	586,745	31,731
		69,468
Multi-Utilities - 1.1%
Ameren Corp.	263,528	13,996
CenterPoint Energy, Inc.	399,697	6,899
CMS Energy Corp. (a)	284,192	4,743
Consolidated Edison, Inc.	328,090	15,840
Dominion Resources, Inc.	451,925	37,492
DTE Energy Co. (d)	227,375	10,543
KeySpan Corp.	223,949	9,137
NiSource, Inc.	348,801	8,301
PG&E Corp.	445,654	20,803
Public Service Enterprise Group, Inc.	322,226	21,599
Sempra Energy	334,963	19,220
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc.	267,282	$ 4,533
Xcel Energy, Inc. (d)	519,849	12,128
		185,234
TOTAL UTILITIES		553,593
TOTAL COMMON STOCKS (Cost $11,842,867)		16,500,888
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.85% to 4.9% 3/8/07 to 3/22/07 (e) (Cost $22,554)	$ 22,700	22,552
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	217,691,981	217,692
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	267,069,070	267,069
TOTAL MONEY MARKET FUNDS (Cost $484,761)		484,761
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $12,350,182)		17,008,201
NET OTHER ASSETS - (1.4)%		(238,419)
NET ASSETS - 100%		$ 16,769,782
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
745 S&P 500 Index Contracts	March 2007	$ 268,759	$ 3,292
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,342,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,462
Fidelity Securities Lending Cash Central Fund	444
Total	$ 10,906
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,433,437,000. Net unrealized appreciation aggregated $4,574,764,000, of which $5,482,159,000 related to appreciated investment securities and $907,395,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007